UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

60 State Street

Suite 700

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

60 State Street

Suite 700

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 0.1%
National Presto Industries, Inc.	363	38,641

Air Freight & Logistics - 0.1%
Forward Air Corp.	1,328	76,001

Airlines - 0.1%
Allegiant Travel Co.	203	26,735

Auto Components - 0.6%
LCI Industries	2,333	270,278
Superior Industries International, Inc.	2,438	40,593
		310,871
Banks - 2.0%
Bank of Hawaii Corp.	751	62,603
City Holding Co.	286	20,566
Columbia Banking System, Inc.	950	40,005
Community Bank System, Inc.	866	47,847
Community Trust Bancorp, Inc.	328	15,252
CVB Financial Corp.	1,702	41,137
First Financial Bancorp	1,021	26,699
First Financial Corp.	164	7,806
FNB Corp.	6,139	86,130
Glacier Bancorp, Inc.	1,236	46,671
Hope Bancorp, Inc.	2,067	36,607
NBT Bancorp, Inc.	705	25,888
PacWest Bancorp	2,709	136,832
Park National Corp.	332	35,853
Sandy Spring Bancorp, Inc.	451	18,689
Stock Yards Bancorp, Inc.	328	12,464
Trustmark Corp.	1,162	38,485
Umpqua Holdings Corp.	4,153	81,025
United Bankshares, Inc.	2,121	78,795
Valley National Bancorp	4,960	59,768
Washington Trust Bancorp, Inc.	328	18,778
WesBanco, Inc.	677	27,771
Westamerica Bancorp	464	27,627
		993,298
Building Products - 1.0%
Lennox International, Inc.	1,778	318,209
Simpson Manufacturing Co., Inc.	3,486	170,953
		489,162
Capital Markets - 4.2%
Artisan Partners Asset Management, Inc., Class A	2,223	72,470
BGC Partners, Inc., Class A	6,411	92,767
Cohen & Steers, Inc.	1,114	43,992
Eaton Vance Corp.	4,446	219,499
Evercore, Inc., Class A	980	78,645
FactSet Research Systems, Inc.	2,987	537,989
Federated Investors, Inc., Class B	4,944	146,837
Greenhill & Co., Inc.	1,232	20,451
Lazard Ltd., Class A	6,373	288,187
Legg Mason, Inc.	2,094	82,315
LPL Financial Holdings, Inc.	1,745	89,990
Morningstar, Inc.	850	72,241
MSCI, Inc.	1,963	229,475
OM Asset Management plc	2,794	41,686
Waddell & Reed Financial, Inc., Class A	3,741	75,082
		2,091,626
Chemicals - 3.6%
A Schulman, Inc.	1,863	63,622
Cabot Corp.	3,928	219,182
Innophos Holdings, Inc.	2,404	118,253
NewMarket Corp.	596	253,747
Olin Corp.	13,836	473,883
RPM International, Inc.	8,630	443,064
Sensient Technologies Corp.	3,208	246,759
		1,818,510
Commercial Services & Supplies - 5.8%
Brady Corp., Class A	3,956	150,130
Covanta Holding Corp.	7,582	112,593
Essendant, Inc.	1,924	25,339
Healthcare Services Group, Inc.	12,352	666,637
Herman Miller, Inc.	5,329	191,311
HNI Corp.	3,874	160,655
KAR Auction Services, Inc.	9,307	444,316
Knoll, Inc.	4,752	95,040
LSC Communications, Inc.	3,436	56,728
McGrath RentCorp	1,713	74,944
MSA Safety, Inc.	1,557	123,797
Pitney Bowes, Inc.	33,677	471,815
Rollins, Inc.	4,673	215,612
Steelcase, Inc., Class A	7,514	115,716
		2,904,633
Communications Equipment - 1.5%
ADTRAN, Inc.	9,924	238,176
InterDigital, Inc.	7,013	517,209
		755,385
Containers & Packaging - 1.8%
AptarGroup, Inc.	2,563	221,213
Graphic Packaging Holding Co.	16,215	226,199
Sonoco Products Co.	9,444	476,450
		923,862
Distributors - 0.7%
Pool Corp.	3,136	339,221

Diversified Consumer Services - 0.1%
Capella Education Co.	791	55,489

Diversified Telecommunication Services - 1.3%
ATN International, Inc.	1,169	61,606
Cogent Communications Holdings, Inc.	9,860	482,154
Consolidated Communications Holdings, Inc.	6,377	121,673
		665,433
Electric Utilities - 5.4%
ALLETE, Inc.	2,541	196,394
El Paso Electric Co.	1,753	96,853
Great Plains Energy, Inc.	10,908	330,512
Hawaiian Electric Industries, Inc.	6,536	218,106
IDACORP, Inc.	2,328	204,701
MGE Energy, Inc.	1,725	111,435
OGE Energy Corp.	18,476	665,690
Otter Tail Corp.	2,307	100,009
PNM Resources, Inc.	2,965	119,490
Portland General Electric Co.	5,232	238,789
Westar Energy, Inc.	8,132	403,347
		2,685,326
Electrical Equipment - 1.0%
Hubbell, Inc.	4,439	515,013

Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.	5,185	94,523
FLIR Systems, Inc.	6,283	244,472
National Instruments Corp.	9,091	383,367
Vishay Intertechnology, Inc.	5,593	105,148
		827,510

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Energy Equipment & Services - 0.3%
Oceaneering International, Inc.	4,948	129,984

Equity Real Estate Investment Trusts (REITs) - 20.4%
Acadia Realty Trust	2,296	65,711
Alexander's, Inc.	114	48,346
American Assets Trust, Inc.	814	32,373
American Campus Communities, Inc.	3,314	146,313
Apartment Investment & Management Co., Class A	2,541	111,448
Apple Hospitality REIT, Inc.	9,669	182,841
Brandywine Realty Trust	3,409	59,623
Brixmor Property Group, Inc.	11,687	219,716
Camden Property Trust	4,760	435,302
CBL & Associates Properties, Inc.	5,315	44,593
Chesapeake Lodging Trust	2,663	71,821
Colony NorthStar, Inc., Class A	22,601	283,869
Columbia Property Trust, Inc.	2,576	56,080
CoreCivic, Inc.	4,009	107,321
CoreSite Realty Corp.	1,146	128,237
Cousins Properties, Inc.	9,550	89,197
CubeSmart	5,958	154,670
DCT Industrial Trust, Inc.	1,999	115,782
DDR Corp.	4,931	45,168
DiamondRock Hospitality Co.	7,624	83,483
Douglas Emmett, Inc.	2,556	100,757
EastGroup Properties, Inc.	1,446	127,422
Education Realty Trust, Inc.	1,533	55,081
Empire State Realty Trust, Inc., Class A	2,072	42,559
EPR Properties	3,575	249,320
Equity Commonwealth*	4,854	147,562
Equity LifeStyle Properties, Inc.	2,863	243,584
First Industrial Realty Trust, Inc.	4,197	126,288
Four Corners Property Trust, Inc.	3,097	77,177
Franklin Street Properties Corp.	2,146	22,790
Gaming and Leisure Properties, Inc.	12,510	461,494
GEO Group, Inc. (The)	4,116	110,720
Getty Realty Corp.	1,480	42,343
Global Net Lease, Inc.	1,803	39,468
Government Properties Income Trust	3,458	64,907
Gramercy Property Trust	2,645	80,011
Healthcare Realty Trust, Inc.	4,216	136,345
Healthcare Trust of America, Inc., Class A	4,580	136,484
Hersha Hospitality Trust	2,096	39,132
Highwoods Properties, Inc.	3,170	165,125
InfraREIT, Inc.	882	19,730
Kilroy Realty Corp.	3,304	234,980
Kite Realty Group Trust	1,331	26,953
Lamar Advertising Co., Class A	5,522	378,423
LaSalle Hotel Properties	6,349	184,248
Lexington Realty Trust	8,950	91,469
Life Storage, Inc.	1,737	142,104
LTC Properties, Inc.	2,316	108,806
Mack-Cali Realty Corp.	2,678	63,495
Medical Properties Trust, Inc.	15,244	200,154
National Health Investors, Inc.	2,392	184,878
National Retail Properties, Inc.	6,204	258,459
Omega Healthcare Investors, Inc.	9,592	306,081
Outfront Media, Inc.	4,505	113,436
Pebblebrook Hotel Trust	1,906	68,883
Physicians Realty Trust	4,397	77,959
Piedmont Office Realty Trust, Inc., Class A	4,902	98,824
Potlatch Corp.	747	38,097
PS Business Parks, Inc.	839	112,006
QTS Realty Trust, Inc., Class A	781	40,893
Ramco-Gershenson Properties Trust	3,142	40,877
Rayonier, Inc.	6,620	191,252
Retail Opportunity Investments Corp.	2,521	47,924
Retail Properties of America, Inc., Class A	10,282	135,003
Rexford Industrial Realty, Inc.	1,188	34,001
RLJ Lodging Trust	8,237	181,214
Ryman Hospitality Properties, Inc.	2,555	159,662
Sabra Health Care REIT, Inc.	4,828	105,926
Saul Centers, Inc.	451	27,921
Select Income REIT	2,475	57,964
Senior Housing Properties Trust	7,801	152,510
Spirit Realty Capital, Inc.	10,035	86,000
STAG Industrial, Inc.	2,432	66,807
STORE Capital Corp.	5,262	130,866
Summit Hotel Properties, Inc.	5,504	88,009
Tanger Factory Outlet Centers, Inc.	6,251	152,649
Taubman Centers, Inc.	2,422	120,373
Universal Health Realty Income Trust	438	33,065
Urban Edge Properties	4,117	99,302
Urstadt Biddle Properties, Inc., Class A	1,368	29,686
Washington Prime Group, Inc.	3,625	30,196
Washington REIT	3,846	125,995
WP Carey, Inc.	4,489	302,514
Xenia Hotels & Resorts, Inc.	3,737	78,664
		10,178,721
Food & Staples Retailing - 0.2%
SpartanNash Co.	1,888	49,787
Weis Markets, Inc.	940	40,890
		90,677
Food Products - 1.8%
B&G Foods, Inc.	3,736	118,992
Flowers Foods, Inc.	19,529	367,340
Fresh Del Monte Produce, Inc.	1,906	86,647
J&J Snack Foods Corp.	1,035	135,896
Lancaster Colony Corp.	1,751	210,330
		919,205
Gas Utilities - 2.2%
National Fuel Gas Co.	4,159	235,441
Northwest Natural Gas Co.	1,516	97,631
ONE Gas, Inc.	2,036	149,931
South Jersey Industries, Inc.	3,706	127,968
Southwest Gas Holdings, Inc.	2,605	202,200
UGI Corp.	6,549	306,886
		1,120,057
Health Care Equipment & Supplies - 2.2%
Meridian Bioscience, Inc.	8,688	124,238
STERIS plc	10,767	951,803
		1,076,041
Health Care Providers & Services - 2.4%
HealthSouth Corp.	14,634	678,286
Owens & Minor, Inc.	17,299	505,131
		1,183,417
Hotels, Restaurants & Leisure - 7.4%
Bloomin' Brands, Inc.	5,316	93,562
Bob Evans Farms, Inc.	1,392	107,894
Brinker International, Inc.	6,931	220,822
Cheesecake Factory, Inc. (The)	6,094	256,679
Cracker Barrel Old Country Store, Inc.	2,660	403,309
DineEquity, Inc.	1,412	60,688
Dunkin' Brands Group, Inc.	5,151	273,415
Extended Stay America, Inc.	11,950	239,000
International Game Technology plc	5,428	133,257

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
International Speedway Corp., Class A	1,207	43,452
Jack in the Box, Inc.	1,994	203,228
Papa John's International, Inc.	1,227	89,657
Six Flags Entertainment Corp.	8,029	489,287
Sonic Corp.	2,547	64,821
Speedway Motorsports, Inc.	986	21,002
Texas Roadhouse, Inc.	5,290	259,951
Vail Resorts, Inc.	3,253	742,074
		3,702,098
Household Durables - 1.3%
Ethan Allen Interiors, Inc.	1,984	64,282
La-Z-Boy, Inc.	2,597	69,859
MDC Holdings, Inc.	2,651	88,040
Tupperware Brands Corp.	6,849	423,405
		645,586
Household Products - 0.3%
WD-40 Co.	1,249	139,763

Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc.	3,562	85,844

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	4,209	422,121
Raven Industries, Inc.	1,718	55,663
		477,784
Insurance - 2.0%
American Financial Group, Inc.	1,209	125,071
American National Insurance Co.	122	14,406
AmTrust Financial Services, Inc.	1,562	21,025
Argo Group International Holdings Ltd.	473	29,089
Aspen Insurance Holdings Ltd.	1,127	45,531
Assured Guaranty Ltd.	1,982	74,821
FBL Financial Group, Inc., Class A	205	15,272
First American Financial Corp.	3,768	188,287
Horace Mann Educators Corp.	703	27,663
Infinity Property & Casualty Corp.	246	23,173
Maiden Holdings Ltd.	1,644	13,070
Mercury General Corp.	712	40,363
ProAssurance Corp.	1,518	82,959
RLI Corp.	1,973	113,171
Safety Insurance Group, Inc.	580	44,254
Validus Holdings Ltd.	2,765	136,066
		994,221
Internet & Direct Marketing Retail - 0.2%
HSN, Inc.	2,806	109,574

Internet Software & Services - 0.7%
NIC, Inc.	19,116	327,839

IT Services - 2.7%
Convergys Corp.	5,820	150,680
CSG Systems International, Inc.	5,863	235,106
EVERTEC, Inc.	3,587	56,854
Forrester Research, Inc.	2,425	101,486
Jack Henry & Associates, Inc.	4,485	461,013
ManTech International Corp., Class A	2,017	89,051
Sabre Corp.	14,573	263,771
		1,357,961
Leisure Products - 0.1%
Sturm Ruger & Co., Inc.	914	47,254

Life Sciences Tools & Services - 1.0%
Bio-Techne Corp.	4,055	490,209

Machinery - 4.1%
Crane Co.	2,614	209,094
Donaldson Co., Inc.	7,031	323,004
Graco, Inc.	2,901	358,825
Hillenbrand, Inc.	3,623	140,753
ITT, Inc.	3,867	171,192
Lincoln Electric Holdings, Inc.	2,685	246,161
Tennant Co.	894	59,183
Timken Co. (The)	4,331	210,270
Toro Co. (The)	5,289	328,235
		2,046,717
Media - 1.9%
Cinemark Holdings, Inc.	7,639	276,608
John Wiley & Sons, Inc., Class A	4,539	242,837
Meredith Corp.	2,942	163,281
National CineMedia, Inc.	4,388	30,628
Regal Entertainment Group, Class A	11,875	190,000
Scholastic Corp.	1,677	62,384
		965,738
Metals & Mining - 0.1%
Haynes International, Inc.	797	28,620

Mortgage Real Estate Investment Trusts (REITs) - 2.4%
Anworth Mortgage Asset Corp.	2,589	15,560
Apollo Commercial Real Estate Finance, Inc.	6,966	126,154
Blackstone Mortgage Trust, Inc., Class A	2,630	81,583
Capstead Mortgage Corp.	2,233	21,548
Chimera Investment Corp.	9,398	177,810
CYS Investments, Inc.	2,723	23,527
Invesco Mortgage Capital, Inc.	3,410	58,413
MFA Financial, Inc.	16,759	146,809
New Residential Investment Corp.	12,239	204,759
PennyMac Mortgage Investment Trust	1,700	29,563
Redwood Trust, Inc.	2,210	36,001
Starwood Property Trust, Inc.	5,783	125,607
Two Harbors Investment Corp.	12,768	128,701
		1,176,035
Multiline Retail - 0.3%
Big Lots, Inc.	2,797	149,835

Multi-Utilities - 1.2%
Avista Corp.	2,842	147,131
NorthWestern Corp.	2,717	154,706
Vectren Corp.	4,299	282,745
		584,582
Oil, Gas & Consumable Fuels - 0.1%
Ship Finance International Ltd.	4,502	65,279

Paper & Forest Products - 1.0%
Domtar Corp.	5,839	253,354
Neenah Paper, Inc.	1,406	120,283
Schweitzer-Mauduit International, Inc.	2,767	114,720
		488,357
Professional Services - 0.3%
Exponent, Inc.	1,244	91,932
Insperity, Inc.	820	72,160
		164,092
Real Estate Management & Development - 0.1%
HFF, Inc., Class A	1,650	65,274
RMR Group, Inc. (The), Class A	180	9,243
		74,517

See accompanying notes to schedule of investments.

OSI ETF Trust

O’Shares FTSE Russell Small Cap Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Road & Rail - 0.4%
Ryder System, Inc.	2,505	211,798

Software - 0.7%
Progress Software Corp.	8,843	337,537

Specialty Retail - 3.0%
American Eagle Outfitters, Inc.	13,095	187,259
Buckle, Inc. (The)	3,542	59,683
Chico's FAS, Inc.	15,312	137,043
Children's Place, Inc. (The)	856	101,136
Dick's Sporting Goods, Inc.	6,603	178,347
DSW, Inc., Class A	6,611	142,004
Finish Line, Inc. (The), Class A	3,546	42,658
Guess?, Inc.	5,067	86,291
Williams-Sonoma, Inc.	11,063	551,601
		1,486,022
Textiles, Apparel & Luxury Goods - 0.8%
Carter's, Inc.	4,199	414,651

Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	3,317	48,760
Dime Community Bancshares, Inc.	617	13,266
Northwest Bancshares, Inc.	1,823	31,483
Oritani Financial Corp.	1,003	16,850
Provident Financial Services, Inc.	1,145	30,537
TFS Financial Corp.	945	15,243
TrustCo Bank Corp.	1,972	17,551
		173,690
Tobacco - 0.9%
Universal Corp.	2,347	134,483
Vector Group Ltd.	14,347	293,687
		428,170
Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	2,528	166,342
Kaman Corp.	1,220	68,052
MSC Industrial Direct Co., Inc., Class A	4,777	360,998
Watsco, Inc.	4,143	667,313
		1,262,705
Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	5,958	430,048

Water Utilities - 0.8%
American States Water Co.	1,319	64,961
Aqua America, Inc.	8,785	291,574
California Water Service Group	1,796	68,517
		425,052
Wireless Telecommunication Services - 0.3%
Telephone & Data Systems, Inc.	5,141	143,383

TOTAL COMMON STOCKS (Cost $48,530,049)		49,649,779

Total Investments - 99.5% (Cost $48,530,049)		49,649,779
Other Assets Less Liabilities - 0.5%		272,413
Net assets - 100.0%		49,922,192

*	Non-income producing security.

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 98.1%

Aerospace & Defense - 1.1%
BAE Systems plc	9,194	77,896
Cobham plc	4,784	9,352
Elbit Systems Ltd.	32	4,704
Meggitt plc	1,456	10,177
Safran SA	499	50,993
Singapore Technologies Engineering Ltd.	6,200	15,706
Thales SA	224	25,364
		194,192
Air Freight & Logistics - 0.9%
bpost SA	720	21,408
Deutsche Post AG (Registered)	2,747	122,317
Royal Mail plc	3,810	19,639
		163,364
Airlines - 0.2%
Air New Zealand Ltd.	2,592	6,314
Japan Airlines Co. Ltd.	400	13,532
Singapore Airlines Ltd.	1,600	11,830
		31,676
Auto Components - 2.2%
Bridgestone Corp.	2,600	117,937
Cie Generale des Etablissements Michelin	539	78,695
Continental AG	161	40,874
Denso Corp.	1,300	65,748
GKN plc	5,362	24,891
Magna International, Inc.	896	47,707
Nokian Renkaat OYJ	288	12,812
		388,664
Banks - 3.2%
Bank of Montreal	904	68,256
Bank of Nova Scotia (The)	1,813	116,262
Canadian Imperial Bank of Commerce	752	65,643
Royal Bank of Canada	2,211	170,671
Toronto-Dominion Bank (The)	2,623	147,336
		568,168
Beverages - 1.0%
Diageo plc	5,156	169,687

Building Products - 0.7%
Assa Abloy AB, Class B	1,005	22,901
Cie de Saint-Gobain	827	49,295
Geberit AG (Registered)	96	45,450
		117,646
Capital Markets - 1.5%
3i Group plc	4,176	51,153
Ashmore Group plc	1,392	6,335
ASX Ltd.	626	25,753
CI Financial Corp.	1,848	40,325
IGM Financial, Inc.	488	16,365
IOOF Holdings Ltd.	874	7,647
Magellan Financial Group Ltd.	37	713
Partners Group Holding AG	48	32,592
Perpetual Ltd.	288	11,710
Platinum Asset Management Ltd.	1,047	4,978
Singapore Exchange Ltd.	5,500	29,931
Thomson Reuters Corp.	848	38,818
		266,320
Chemicals - 3.2%
Agrium, Inc.	316	33,787
Akzo Nobel NV	425	39,250
BASF SE	1,265	134,653
Croda International plc	272	13,842
Daicel Corp.	800	9,637
DuluxGroup Ltd.	1,296	7,118
EMS-Chemie Holding AG (Registered)	16	10,649
Evonik Industries AG	578	20,650
FUCHS PETROLUB SE	96	4,929
FUCHS PETROLUB SE (Preference)	144	8,527
Givaudan SA (Registered)	29	63,149
Israel Chemicals Ltd.	688	3,054
Johnson Matthey plc	432	19,822
JSR Corp.	600	11,396
Koninklijke DSM NV	169	13,838
Kuraray Co. Ltd.	1,700	31,775
Linde AG	326	68,003
Lintec Corp.	200	5,419
Orica Ltd.	662	10,269
Sika AG	1	7,446
Solvay SA	26	3,885
Umicore SA	227	18,783
Yara International ASA	613	27,469
		567,350
Commercial Services & Supplies - 1.0%
Babcock International Group plc	464	5,152
Brambles Ltd.	4,437	31,334
Dai Nippon Printing Co. Ltd.	500	11,962
Edenred	463	12,589
G4S plc	3,264	12,187
ISS A/S	538	21,640
Park24 Co. Ltd.	600	14,605
Secom Co. Ltd.	900	65,578
Societe BIC SA	96	11,508
		186,555
Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios SA	459	17,014
Boskalis Westminster	231	8,076
Bouygues SA	432	20,505
COMSYS Holdings Corp.	200	4,778
Ferrovial SA	1,879	41,373
Vinci SA	874	83,073
		174,819
Construction Materials - 0.8%
Adelaide Brighton Ltd.	1,792	8,198
CRH plc	1,482	56,546
CSR Ltd.	2,128	7,898
Fletcher Building Ltd.	2,308	13,331

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
James Hardie Industries plc, CHDI	1,392	19,354
LafargeHolcim Ltd. (Registered)*	593	34,688
		140,015
Containers & Packaging - 0.3%
Amcor Ltd.	3,039	36,269
Huhtamaki OYJ	85	3,431
Orora Ltd.	3,184	7,745
		47,445
Distributors - 0.0%(a)
Inchcape plc	580	6,716

Diversified Consumer Services - 0.0%(a)
Benesse Holdings, Inc.	200	7,214

Diversified Financial Services - 0.9%
Corp. Financiera Alba SA	116	7,083
Industrivarden AB, Class A	913	24,317
Industrivarden AB, Class C	741	18,729
Investment AB Latour, Class B	320	4,324
Investor AB, Class B	2,208	108,826
Sofina SA	33	5,072
		168,351
Diversified Telecommunication Services - 5.3%
BCE, Inc.	1,052	49,174
Bezeq The Israeli Telecommunication Corp. Ltd.	8,912	12,743
BT Group plc	35,216	134,136
Deutsche Telekom AG (Registered)	6,696	124,954
Elisa OYJ	541	23,293
Inmarsat plc	1,168	10,084
Nippon Telegraph & Telephone Corp.	1,700	77,883
Orange SA	4,416	72,357
Proximus SADP	592	20,405
Singapore Telecommunications Ltd.	18,300	49,592
Spark New Zealand Ltd.	8,998	23,742
Swisscom AG (Registered)	70	35,897
TDC A/S	1,120	6,564
Telefonica Deutschland Holding AG	3,204	17,984
Telefonica SA	10,536	114,492
Telenor ASA	2,966	62,746
Telia Co. AB	8,714	40,953
Telstra Corp. Ltd.	15,421	42,229
TELUS Corp.	568	20,383
		939,611
Electric Utilities - 2.5%
AusNet Services	5,120	6,789
CK Infrastructure Holdings Ltd.	1,500	12,905
CLP Holdings Ltd.	6,000	61,493
Contact Energy Ltd.	3,168	12,596
DONG Energy A/S(b)	84	4,809
EDP - Energias de Portugal SA	4,720	17,772
Endesa SA	1,574	35,495
Enel SpA	15,613	94,042
Fortum OYJ	1,007	20,107
Hokuriku Electric Power Co.	400	3,355
Mercury NZ Ltd.	2,432	5,960
Power Assets Holdings Ltd.	2,500	21,653
Red Electrica Corp. SA	1,693	35,586
SSE plc	3,718	69,686
Terna Rete Elettrica Nazionale SpA	5,966	34,856
		437,104
Electrical Equipment - 1.6%
ABB Ltd. (Registered)	5,401	133,629
Legrand SA	560	40,437
Philips Lighting NV(b)	163	6,581
Schneider Electric SE*	1,233	107,327
		287,974
Electronic Equipment, Instruments & Components - 0.6%
Halma plc	996	14,966
Hirose Electric Co. Ltd.	100	14,072
Kyocera Corp.	900	55,824
Venture Corp. Ltd.	1,400	18,186
		103,048
Energy Equipment & Services - 0.2%
TechnipFMC plc*	913	25,273
Tenaris SA	844	11,973
		37,246
Equity Real Estate Investment Trusts (REITs) - 5.1%
Ascendas REIT	8,000	15,671
CapitaLand Commercial Trust	8,400	10,238
CapitaLand Mall Trust	12,600	18,557
Dexus	7,017	52,306
Fonciere Des Regions	73	7,585
Gecina SA	192	31,142
Goodman Group	8,233	53,231
GPT Group (The)	12,832	49,940
Hammerson plc	2,395	17,255
Kiwi Property Group Ltd.	6,352	6,199
Klepierre SA	861	33,804
Link REIT	13,000	105,355
Mirvac Group	26,256	47,178
RioCan REIT	2,024	38,727
Scentre Group	35,552	109,631
Shopping Centres Australasia Property Group	5,904	10,609
Stockland	15,709	53,002
Suntec REIT	8,600	11,811
Unibail-Rodamco SE	489	118,943
Vicinity Centres	17,440	36,400
Westfield Corp.	12,000	73,820
		901,404
Food & Staples Retailing - 2.4%
Booker Group plc	4,880	13,422
Colruyt SA	192	9,836
Distribuidora Internacional de Alimentacion SA	1,390	8,109
ICA Gruppen AB	262	9,825
Jeronimo Martins SGPS SA	732	14,443
Kesko OYJ, Class B	240	12,873
Lawson, Inc.	300	19,855
Metro, Inc.	200	6,862
Seven & i Holdings Co. Ltd.	2,000	77,200
Wesfarmers Ltd.	5,588	181,217

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Woolworths Ltd.	3,356	66,385
		420,027
Food Products - 4.1%
Marine Harvest ASA*	1,413	27,957
Nestle SA (Registered)	7,714	646,554
Orkla ASA	2,999	30,780
Saputo, Inc.	200	6,907
Tate & Lyle plc	1,056	9,188
Toyo Suisan Kaisha Ltd.	100	3,673
Want Want China Holdings Ltd.	7,000	4,920
		729,979
Gas Utilities - 0.6%
APA Group	3,969	26,004
Gas Natural SDG SA	902	19,973
Hong Kong & China Gas Co. Ltd.	14,800	27,816
Osaka Gas Co. Ltd.	1,400	26,019
Rubis SCA	138	8,798
		108,610
Health Care Equipment & Supplies - 0.9%
Cochlear Ltd.	96	11,993
Coloplast A/S, Class B	432	35,069
Fisher & Paykel Healthcare Corp. Ltd.	1,686	15,576
Koninklijke Philips NV	1,600	66,071
Smith & Nephew plc	1,441	26,061
		154,770
Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	100	4,646
Ryman Healthcare Ltd.	816	5,468
Sonic Healthcare Ltd.	1,036	16,998
		27,112
Hotels, Restaurants & Leisure - 1.1%
Carnival plc	325	20,681
Compass Group plc	2,338	49,655
Crown Resorts Ltd.	1,296	11,501
Flight Centre Travel Group Ltd.	118	4,167
InterContinental Hotels Group plc	395	20,923
SKYCITY Entertainment Group Ltd.	2,384	6,463
Sodexo SA	160	19,956
Tabcorp Holdings Ltd.	2,243	7,515
Tatts Group Ltd.	3,945	12,320
TUI AG	1,257	21,351
Whitbread plc	424	21,423
William Hill plc	2,560	8,669
		204,624
Household Durables - 0.4%
Bellway plc	221	9,776
Berkeley Group Holdings plc	248	12,368
Persimmon plc	685	23,729
Taylor Wimpey plc	11,233	29,463
		75,336
Household Products - 1.0%
Reckitt Benckiser Group plc	1,820	166,360
Svenska Cellulosa AB SCA, Class B	1,216	10,279
		176,639
Independent Power and Renewable Electricity Producers - 0.1%
Meridian Energy Ltd.	3,136	6,450
Uniper SE	416	11,409
		17,859
Industrial Conglomerates - 2.4%
CK Hutchison Holdings Ltd.	6,000	76,703
Hopewell Holdings Ltd.	3,000	11,676
Jardine Matheson Holdings Ltd.	400	25,344
Keppel Corp. Ltd.	3,200	15,294
NWS Holdings Ltd.	4,000	7,794
Siemens AG (Registered)	1,977	278,595
Smiths Group plc	707	14,959
		430,365
Insurance - 1.6%
Admiral Group plc	915	22,306
Direct Line Insurance Group plc	3,269	15,947
Euler Hermes Group	48	5,674
Gjensidige Forsikring ASA	368	6,407
Great-West Lifeco, Inc.	452	12,978
Insurance Australia Group Ltd.	7,514	37,557
Intact Financial Corp.	324	26,702
Medibank Pvt Ltd.	12,964	29,703
Sampo OYJ, Class A	1,751	92,572
Sun Life Financial, Inc.	880	34,964
Tryg A/S	350	8,084
		292,894
Internet Software & Services - 0.1%
Yahoo Japan Corp.	2,500	11,860

IT Services - 0.4%
Amadeus IT Group SA	896	58,248
Computershare Ltd.	1,322	15,010
Nomura Research Institute Ltd.	100	3,900
		77,158
Leisure Products - 0.1%
Sankyo Co. Ltd.	300	9,568

Machinery - 2.0%
Alfa Laval AB	623	15,181
ANDRITZ AG	160	9,250
Atlas Copco AB, Class A	1,454	61,439
Atlas Copco AB, Class B	1,000	38,690
GEA Group AG	380	17,291
IMI plc	1,035	17,260
Kone OYJ, Class B	1,493	79,073
Kurita Water Industries Ltd.	300	8,662
Makita Corp.	600	24,173
MAN SE	48	5,419
OSG Corp.	200	4,548
Sandvik AB	1,664	28,643
Schindler Holding AG	48	10,611
Schindler Holding AG (Registered)	16	3,444
SKF AB, Class B	979	21,290
Spirax-Sarco Engineering plc	73	5,411
Zardoya Otis SA	976	10,800
		361,185

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Marine - 0.2%
Kuehne + Nagel International AG (Registered)	208	38,543

Media - 1.6%
Axel Springer SE	64	4,114
Daiichikosho Co. Ltd.	100	4,780
Daily Mail & General Trust plc, Class A	464	4,037
Hakuhodo DY Holdings, Inc.	500	6,565
I-CABLE Communications Ltd.*	832	27
ITV plc	12,128	28,426
JCDecaux SA	160	5,992
Lagardere SCA	159	5,324
Mediaset Espana Comunicacion SA	464	5,240
Pearson plc	1,744	14,320
ProSiebenSat.1 Media SE	652	22,226
Publicis Groupe SA	460	32,134
RTL Group SA	192	14,536
SES SA, FDR	731	15,996
Shaw Communications, Inc., Class B	1,232	28,292
Singapore Press Holdings Ltd.	4,600	9,214
SKY Network Television Ltd.	2,448	4,778
Sky plc	2,183	26,799
WPP plc	2,400	44,596
		277,396
Metals & Mining - 0.4%
Maruichi Steel Tube Ltd.	300	8,728
Norsk Hydro ASA	2,557	18,599
Rio Tinto Ltd.	867	45,260
		72,587
Multiline Retail - 0.4%
Canadian Tire Corp. Ltd., Class A	82	10,185
Harvey Norman Holdings Ltd.	2,352	7,161
Marks & Spencer Group plc	4,912	23,290
Next plc	537	37,896
		78,532
Multi-Utilities - 2.2%
AGL Energy Ltd.	2,546	46,687
Canadian Utilities Ltd., Class A	356	11,030
Centrica plc	16,128	40,463
Engie SA	4,816	81,815
Innogy SE(b)	311	13,844
National Grid plc	12,406	153,895
Suez	864	15,776
Veolia Environnement SA	959	22,165
		385,675
Oil, Gas & Consumable Fuels - 5.2%
ARC Resources Ltd.	720	9,896
Caltex Australia Ltd.	802	20,200
Enagas SA	916	25,800
Enbridge, Inc.	3,580	149,194
Eni SpA	5,359	88,696
Imperial Oil Ltd.	200	6,374
Inter Pipeline Ltd.	936	19,347
Koninklijke Vopak NV	101	4,431
Neste OYJ	208	9,086
Pembina Pipeline Corp.	880	30,805
Snam SpA	9,176	44,216
Statoil ASA	1,527	30,558
TOTAL SA	6,776	364,041
TransCanada Corp.	1,071	52,811
Woodside Petroleum Ltd.	2,656	60,645
		916,100
Paper & Forest Products - 0.3%
Mondi plc	601	16,167
UPM-Kymmene OYJ	1,158	31,391
		47,558
Personal Products - 2.9%
Kao Corp.	1,600	94,097
L'Oreal SA	581	123,566
Unilever NV, CVA	2,995	177,176
Unilever plc	1,969	114,095
		508,934
Pharmaceuticals - 15.4%
Astellas Pharma, Inc.	9,900	125,899
AstraZeneca plc	2,649	176,102
Bayer AG (Registered)	1,199	163,433
GlaxoSmithKline plc	19,754	394,497
Mitsubishi Tanabe Pharma Corp.	400	9,168
Novartis AG (Registered)	6,807	583,196
Novo Nordisk A/S, Class B	4,868	232,774
Orion OYJ, Class B	402	18,658
Recordati SpA	272	12,541
Roche Holding AG - BR	105	26,749
Roche Holding AG - Genusschein	2,400	613,146
Sanofi	3,908	388,129
		2,744,292
Professional Services - 1.5%
Adecco Group AG (Registered)*	278	21,663
Bureau Veritas SA	720	18,586
Capita plc	1,584	12,007
DKSH Holding AG	64	5,447
Experian plc	2,016	40,544
RELX NV	2,418	51,483
RELX plc	2,592	56,928
SEEK Ltd.	608	7,924
SGS SA (Registered)	16	38,412
Wolters Kluwer NV	330	15,252
		268,246
Real Estate Management & Development - 3.1%
Alony Hetz Properties & Investments Ltd.	224	2,378
Daito Trust Construction Co. Ltd.	700	127,482
Deutsche Wohnen SE	1,128	47,900
Fastighets AB Balder (Preference)	96	4,106
Hang Lung Properties Ltd.	2,000	4,747
Henderson Land Development Co. Ltd.	3,800	25,177
Hongkong Land Holdings Ltd.	4,700	33,840
Kerry Properties Ltd.	1,500	6,213
LEG Immobilien AG	267	27,016
LendLease Group	1,648	23,172
Sino Land Co. Ltd.	10,000	17,566

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

Investments	Shares	Value ($)
Sun Hung Kai Properties Ltd.	4,827	78,424
Swire Pacific Ltd., Class A	500	4,852
Swire Properties Ltd.	4,200	14,250
Swiss Prime Site AG (Registered)*	128	11,515
Vonovia SE	2,071	88,140
Wharf Holdings Ltd. (The)	3,000	26,733
		543,511
Road & Rail - 1.0%
Aurizon Holdings Ltd.	7,537	28,978
Canadian National Railway Co.	1,382	114,238
ComfortDelGro Corp. Ltd.	10,600	16,236
Kintetsu Group Holdings Co. Ltd.	300	11,154
MTR Corp. Ltd.	2,000	11,676
		182,282
Software - 0.1%
Sage Group plc (The)	1,103	10,337
Trend Micro, Inc.	300	14,765
		25,102
Specialty Retail - 1.2%
ABC-Mart, Inc.	100	5,277
Aoyama Trading Co. Ltd.	100	3,576
Autobacs Seven Co. Ltd.	400	6,482
Dixons Carphone plc	2,016	5,231
Fielmann AG	128	11,093
Hennes & Mauritz AB, Class B	2,924	75,587
Industria de Diseno Textil SA	1,511	56,956
Kingfisher plc	7,936	31,782
Shimachu Co. Ltd.	200	5,252
USS Co. Ltd.	900	18,149
		219,385
Technology Hardware, Storage & Peripherals - 2.4%
Samsung Electronics Co. Ltd., GDR(b)	385	435,820

Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group plc	896	21,157
Cie Financiere Richemont SA (Registered)	587	53,689
HUGO BOSS AG	223	19,664
Luxottica Group SpA	303	16,940
LVMH Moet Hennessy Louis Vuitton SE	406	112,050
Pandora A/S	130	12,835
Yue Yuen Industrial Holdings Ltd.	2,000	7,605
		243,940
Tobacco - 3.1%
British American Tobacco plc	4,324	271,036
Imperial Brands plc	1,656	70,741
Japan Tobacco, Inc.	5,400	176,922
Swedish Match AB	727	25,447
		544,146
Trading Companies & Distributors - 0.4%
Ferguson plc	558	36,654
Howden Joinery Group plc	1,392	8,049
Rexel SA	553	9,571
Travis Perkins plc	666	12,938
		67,212
Transportation Infrastructure - 1.1%
Abertis Infraestructuras SA	1,406	28,423
Aena SME SA(b)	95	17,155
Aeroports de Paris	48	7,763
Atlantia SpA	960	30,314
Fraport AG Frankfurt Airport Services Worldwide	32	3,039
Hutchison Port Holdings Trust, Class U	19,200	8,256
Macquarie Atlas Roads Group	1,391	5,927
SATS Ltd.	3,200	10,863
Sydney Airport	3,136	17,495
Transurban Group	6,280	58,540
		187,775
Water Utilities - 0.3%
Pennon Group plc	1,649	17,633
Severn Trent plc	664	19,358
United Utilities Group plc	1,920	22,012
		59,003
Wireless Telecommunication Services - 3.3%
KDDI Corp.	6,200	163,420
M1 Ltd.	1,600	2,098
NTT DOCOMO, Inc.	7,500	171,268
Rogers Communications, Inc., Class B	836	43,008
StarHub Ltd.	3,200	6,127
Tele2 AB, Class B	933	10,653
Vodafone Group plc	67,984	190,448
		587,022
TOTAL COMMON STOCKS (Cost $16,901,193)		17,435,616

EXCHANGE TRADED FUND - 0.8%

iShares MSCI South Korea Capped Fund
(Cost $130,180)	2,000	138,120

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(a)

Equity Real Estate Investment Trusts (REITs) - 0.0%(a)
CapitaLand Commercial Trust, expiring 10/19/2017, price 1.36 SGD *(c)	1,394	310
TOTAL RIGHTS (Cost $–)		310

Total Investments - 98.9% (Cost $17,031,373)		17,574,046
Other Assets Less Liabilities - 1.1%		186,936
Net assets - 100.0%		17,760,982

See accompanying notes to schedule of investments.

OSI ETF Trust

O'Shares FTSE Russell International Quality Dividend ETF

Schedule of Investments

September 30, 2017 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. At September 30, 2017, the value of these securities amounted to $478,209 or 2.69% of net assets of the Fund.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $310, which represents approximately 0.00% of net assets of the Fund.

Abbreviations
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SGD	Singapore Dollar

O'Shares FTSE Russell International Quality Dividend ETF Fund invested, as a percentage of net assets, in the following countries as of September 30, 2017:

Australia	7.8%
Austria	0.1%
Belgium	0.4%
Canada	8.0%
China	0.0	%(a)
Denmark	1.8%
Finland	1.7%
France	11.1%
Germany	7.2%
Hong Kong	3.3%
Ireland	0.4%
Israel	0.1%
Italy	1.8%
Japan	9.3%
Luxembourg	0.2%
Netherlands	0.9%
New Zealand	0.6%
Norway	1.2%
Portugal	0.2%
Singapore	1.4%
South Africa	0.1%
South Korea	2.5%
Spain	2.7%
Sweden	2.9%
Switzerland	13.8%
United Kingdom	18.5%
United States	0.9%
Other(1)	1.1%
	100.0%

(a)	Represents less than 0.05% of net assets
(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedule of investments.

OSI ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2017 (Unaudited)

1.	Organization

OSI ETF Trust (the “Trust”) was organized as a Delaware statutory trust on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two operational exchange-traded funds (each a “Fund” and collectively, the “Funds”). The O’Shares FTSE Russell Small Cap Quality Dividend ETF and O’Shares FTSE Russell International Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act.

Each Fund seeks to track the performance (before fees and expenses) of a specified benchmark index (each, a “Target Index”). There can be no assurance that the Funds’ investment objectives will be achieved.

2.	Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

In October 2016, the Securities and Exchange Commission (“SEC”) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization (the “Release”). The Release calls for the adoption of new rules and forms as well as amendments to current rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC adopted amendments to Regulation S-X, which will require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The Regulation S-X amendments had a compliance date of August 1, 2017, and are reflected in the Funds’ filing of Form N-Q for the period ending September 30, 2017. The effective date for the Form N-PORT and Form N-CEN is June 1, 2018. Management is in the process of reviewing the impact to the financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Investment Valuation

The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities not traded on an exchange are valued at the last traded price. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of September 30, 2017 for each Fund based upon the three levels defined above:

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

	LEVEL 1- Quoted Prices		LEVEL 2 - Other Significant Observable Inputs	LEVEL 3 - Other Significant Unobservable Inputs
	Common Stocks	Exchange Traded Fund	Rights		Totals
O'Shares FTSE Russell Small Cap Quality Dividend ETF
Assets:	$49,649,779	$—	$—	$—	$49,649,779
Totals:	$49,649,779	$—	$—	$—	$49,649,779
O'Shares FTSE Russell International Quality Dividend ETF
Assets:	$17,435,616	$138,120	$310	$—	$17,574,046
Totals:	$17,435,616	$138,120	$310	$—	$17,574,046

For the period ended September 30, 2017, there were no Level 2 or Level 3 investments held in the Funds. Please refer to the Schedule of Investments to view equity securities segregated by industry type.

The Funds disclose transfer between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, and 3 for the period ended September 30, 2017.

Real Estate Investment Trusts (‘‘REITs’’)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

3.	Principal Risks

Each Fund is subject to the principal risks noted below, which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may act as Authorized Participants. To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which each Fund may invest is rapidly rising.

Concentration Risk. To the extent that a Fund’s Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk. A Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities.

Equity Investing Risk. An investment in a Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk. The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, a Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, a Fund’s operating expenses may be higher and performance may be lower.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. Current political uncertainty surrounding the European Union (“EU”) and its membership, including the 2016 referendum in which the United Kingdom voted to exit the EU, may increase market volatility. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect such Fund’s returns.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

Geographic Concentration Risk. Because a Fund’s investments may be concentrated in a particular geographic region or country, the value of such Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated funds.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, the Funds expect to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. Each Target Index is new and has a limited performance history. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk. If a Fund’s underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk. Liquidity risk exists when investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk. The market values of a Fund’s investments, and therefore the value of such Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on a Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of a Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk. The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. Each Target Index, and thus each Fund, seeks to achieve specific factor exposures. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk. Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

for, Fund shares. Therefore, you may pay more than NAV when you buy shares of a Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk. Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on “quality” equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk. A REIT is a company that owns or finances income-producing real estate. Each Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free pass through of income and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, investments in REITs may be volatile. To the extent a Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and a Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk. To the extent a Fund uses a representative sampling approach; it will hold a smaller number of securities than are in the Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Target Index. Conversely, a positive development relating to a security in the Target Index that is not held by the Fund could cause the Fund to underperform the Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk. Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although a Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Funds invest in a few sectors, it may have increased exposure to the price movements of those sectors.

Small Capitalization Securities Risk. The securities of small capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

OSI ETF Trust

Notes to Quarterly Schedules of Investments (continued)

September 30, 2017 (Unaudited)

Tracking Error Risk. Tracking error is the divergence of a Fund’s performance from that of its Target Index. Tracking error may occur due to, among other things, fees and expenses paid by a Fund, including the cost of buying and selling securities, that are not reflected in its Target Index. If a Fund is small, it may experience greater tracking error. If a Fund is not fully invested, holding cash balances may prevent it from tracking its Target Index. In addition, a Fund’s NAV may deviate from its Target Index if such Fund fair values a portfolio security at a price other than the price used by its Target Index for that security. To the extent a Fund uses a representative sampling strategy to track its Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it historically has been and thus that a Fund’s Target Index will not be exposed to the less volatile securities in the index universe. Volatile stocks are subject to sharp swings in value.

4.	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

5.	Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require disclosure in the Funds’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Beadles
Kevin Beadles
President
November 17, 2017

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
November 17, 2017